Employee future benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Pensioner retiring age period	65 years
Weighted average duration of defined benefit obligation	14 years 6 months	14 years 4 months 24 days
Pension benefit obligation	$ 23,720	$ 21,750	$ 29,412
Expenses for defined benefit plan	$ 18	20	$ 45
Final salary pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Percentage of expected increase in inflation	1.00%
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Pension benefit obligation	$ 23,622	$ 21,657